IMPORTANT NOTICE

THE HARTFORD INCOME SHARES FUND, INC.

Shareholder Meeting Adjourned to October 12, 2010

August 26, 2010

Dear Shareholder:

The Special Meeting (the “Meeting”) of Shareholders of The Hartford Income Shares Fund, Inc., (the “Fund”) was held on June 15, 2010 and adjourned to July 30, 2010.  The Meeting was called to consider a proposal for the acquisition of the assets and the liabilities of The Hartford Income Shares Fund, Inc. by Rivus Bond Fund, a diversified, closed-end management investment company advised by Cutwater Asset Management Corp., solely in exchange for shares of the Rivus Bond Fund (the “Reorganization”). The Meeting has been further adjourned to allow for solicitation of additional shares relative to the proposal, which is described in the Notice of Special Meeting (the “Notice”) and Proxy Statement/ Prospectus (the “Proxy Statement”), which is included with this Notice or was previously mailed to you. The adjourned Meeting will be held on October 12, 2010 at 10:00 a.m. Eastern time at the offices of Hartford Investment Financial Services, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089.

To comply with applicable law with respect to the record date for an adjourned shareholder meeting, the Board of Directors of the Fund has established a new record date of August 13, 2010 for the adjourned Meeting. Only shareholders of record as of the close of business on the new record date are entitled to notice of and to vote at the adjourned Meeting (and any further adjournments thereof). The information in this letter amends the Notice and the Proxy Statement and any other information about the Meeting previously delivered to you.

•                  IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the enclosed proxy card or by calling the proxy soliciting agent at 1-866-904-8748 Monday through Friday between 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time to speak with one of the representatives to assist you with the voting process.

The Board of Directors of The Hartford Income Shares Fund, Inc. recommends that you vote “FOR” the proposal described in this Notice and in the Proxy Statement.

PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. This proposal is of utmost importance. If you have not already done so, we are asking that you take a few moments to review the information contained within this letter and in the Combined Proxy Statement/Prospectus provided to you and cast your vote now.

Unless The Hartford Income Shares Fund, Inc. receives the favorable vote of two thirds of its total outstanding voting shares, the proposed Reorganization will not be approved.  For purposes of determining this vote, a decision to abstain has the same effect as a vote against the proposal. VOTING NOW WILL SAVE ADDITIONAL PROXY COSTS AND ELIMINATE PHONE CALLS TO YOU.

•                  IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND DO NOT WISH TO CHANGE YOUR VOTE, no action is necessary. Unless we receive instructions from you to the contrary, we will vote your shares according to your instructions on your previously submitted proxy card or pursuant to your instructions previously submitted by telephone or through the internet.

•                  IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND WISH TO CHANGE YOUR VOTE, you may do so by following the instructions on the enclosed proxy card or by casting your vote by telephone or internet using the instructions provided on the enclosed proxy card.

As of the close of business on August 13, 2010, the Fund had outstanding 13,066,832.668 shares. As of such date, the directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.  As of such date, no person was known by the Fund to own beneficially or of record 5% of the Fund.

The Reorganization is expected to benefit the Fund’s shareholders by: (1) providing greater opportunities to realize economies of scale by combining the Fund’s assets with the assets of the Rivus Bond Fund, resulting in a larger fund, which can be expected over time to result in lower total operating expenses for the combined fund; (2) offering shareholders of the Fund an investment in a fund that provides similar investment objectives and strategies; and (3) offering shareholders of the Fund an investment in a fund that is advised by another highly qualified asset manager with extensive experience in managing fixed income investment strategies.

Please see below for updated performance and related information for each Fund.

Total Return Percentage Change in Net Asset Value per Share with All Distributions Reinvested(1)

	Month Ended	Quarter Ended	6 Months Ended	1 Year Ended	3 Years Ended	5 Years Ended	10 Years Ended
	7/31/10	6/30/10	6/30/10	6/30/10	6/30/10	6/30/10	6/30/10
Rivus Bond(2)	2.48%	2.87%	7.55%	17.45%	6.67%	4.50%	6.20%
Adjusted Rivus Bond(3)	2.48%	2.87%	7.55%	23.41%	8.61%	5.53%	7.05%
Hartford Income Shares(4)	1.63%	1.65%	4.02%	18.7%	-0.35%	1.99%	5.1%
Adjusted Rivus Bond(3) v. Hartford Income Shares	0.85%	1.22%	3.53%	4.71%	8.96%	3.54%	1.95%

(1)  This is historical information and should not be construed as indicative of any likely future performance

(2)  Source – BNY Mellon Asset Servicing, the Fund’s administrator, for all periods except 5-year and 10-year returns, which are from Lipper Inc.

(3)  The Fund’s performance for the 1-year, 3-year, 5-year and 10-year historical periods shown was negatively impacted by the 4.79% dilution of net asset value resulting from the rights offering during the September 2009 quarter. In addition to the impact from the September 2009 rights offering, the 10-year performance was also negatively impacted by the 4.5% dilution of net asset value resulting from the rights offering during the December 2003 quarter.  Adjusted Rivus Bond returns for such periods are estimated.

(4)  Source – Lipper Inc.

Comparison of Discounts or Premiums of Market Price to Net Asset Value

(as a Percentage of Net Asset Value)

	7/31/10	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03	6/30/02	6/30/01
Rivus Bond(1)	-9.2%	-9.5%	-9.5%	-9.9%	-8.8%	-12.2%	-10.0%	-12.8%	-2.6%	-4.2%	-5.3%
Hartford Income Shares(1)	-6.7%	- 6.1%	- 6.2%	- 7.8%	- 1.4%	- 3.3%	- 5.6%	- 8.5%	- 5.8%	- 0.6%	0.9%

(1)  Source – Lipper Inc.

A copy of the Rivus Bond Fund’s Annual Shareholder Report for the fiscal year ended March 31, 2010 is included with this Notice.  To the extent the information in the Notice and Proxy Statement has not been amended by this letter, such information remains applicable to this solicitation of proxies and the Meeting.  If you have not previously received the Proxy Statement, a copy is included with this notice.  If you previously received the Proxy Statement but would like another copy, please call 1-866-904-8748. In addition, the Proxy Statement is available online at http://www.proxy-direct.com/hrt21223/.

•                  IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the enclosed proxy card or by calling the proxy soliciting agent at 1-866-904-8748 Monday through Friday between 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time to speak with one of the representatives to assist you with the voting process.

The Board of Directors of the Fund recommends a vote “FOR” the proposal.

Remember, your vote counts.  Please vote today.

Thank you for your prompt attention to this matter.

Sincerely,

The Hartford Income Shares Fund, Inc.

IMPORTANT NOTICE

THE HARTFORD INCOME SHARES FUND, INC.

Shareholder Meeting Adjourned to October 12, 2010

August 26, 2010

Dear Shareholder:

The Special Meeting (the “Meeting”) of Shareholders of The Hartford Income Shares Fund, Inc., (the “Fund”) was held on June 15, 2010 and adjourned to July 30, 2010.  The Meeting was called to consider a proposal for the acquisition of the assets and the liabilities of The Hartford Income Shares Fund, Inc. by Rivus Bond Fund, a diversified, closed-end management investment company advised by Cutwater Asset Management Corp., solely in exchange for shares of the Rivus Bond Fund (the “Reorganization”). The Meeting has been further adjourned to allow for solicitation of additional shares relative to the proposal, which is described in the Notice of Special Meeting (the “Notice”) and Proxy Statement/ Prospectus (the “Proxy Statement”), which is included with this Notice or was previously mailed to you. The adjourned Meeting will be held on October 12, 2010 at 10:00 a.m. Eastern time at the offices of Hartford Investment Financial Services, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089.

To comply with applicable law with respect to the record date for an adjourned shareholder meeting, the Board of Directors of the Fund has established a new record date of August 13, 2010 for the adjourned Meeting. Only shareholders of record as of the close of business on the new record date are entitled to notice of and to vote at the adjourned Meeting (and any further adjournments thereof). The information in this letter amends the Notice and the Proxy Statement and any other information about the Meeting previously delivered to you.

•                  IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the enclosed proxy card or by calling the proxy soliciting agent at 1-866-408-8079 Monday through Friday between 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time to speak with one of the representatives to assist you with the voting process.

The Board of Directors of The Hartford Income Shares Fund, Inc. recommends that you vote “FOR” the proposal described in this Notice and in the Proxy Statement.

PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. This proposal is of utmost importance. If you have not already done so, we are asking that you take a few moments to review the information contained within this letter and in the Combined Proxy Statement/Prospectus provided to you and cast your vote now.

Unless The Hartford Income Shares Fund, Inc. receives the favorable vote of two thirds of its total outstanding voting shares, the proposed Reorganization will not be approved.  For purposes of determining this vote, a decision to abstain has the same effect as a vote against the proposal. VOTING NOW WILL SAVE ADDITIONAL PROXY COSTS AND ELIMINATE PHONE CALLS TO YOU.

•                  IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND DO NOT WISH TO CHANGE YOUR VOTE, no action is necessary. Unless we receive instructions from you to the contrary, we will vote your shares according to your instructions on your previously submitted proxy card or pursuant to your instructions previously submitted by telephone or through the internet.

•                  IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES AND WISH TO CHANGE YOUR VOTE, you may do so by following the instructions on the enclosed proxy card or by casting your vote by telephone or internet using the instructions provided on the enclosed proxy card.

As of the close of business on August 13, 2010, the Fund had outstanding 13,066,832.668 shares. As of such date, the directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.  As of such date, no person was known by the Fund to own beneficially or of record 5% of the Fund.

The Reorganization is expected to benefit the Fund’s shareholders by: (1) providing greater opportunities to realize economies of scale by combining the Fund’s assets with the assets of the Rivus Bond Fund, resulting in a larger fund, which can be expected over time to result in lower total operating expenses for the combined fund; (2) offering shareholders of the Fund an investment in a fund that provides similar investment objectives and strategies; and (3) offering shareholders of the Fund an investment in a fund that is advised by another highly qualified asset manager with extensive experience in managing fixed income investment strategies.

Please see below for updated performance and related information for each Fund.

Total Return Percentage Change in Net Asset Value per Share with All Distributions Reinvested(1)

	Month Ended	Quarter Ended	6 Months Ended	1 Year Ended	3 Years Ended	5 Years Ended	10 Years Ended
	7/31/10	6/30/10	6/30/10	6/30/10	6/30/10	6/30/10	6/30/10
Rivus Bond(2)	2.48%	2.87%	7.55%	17.45%	6.67%	4.50%	6.20%
Adjusted Rivus Bond(3)	2.48%	2.87%	7.55%	23.41%	8.61%	5.53%	7.05%
Hartford Income Shares(4)	1.63%	1.65%	4.02%	18.7%	-0.35%	1.99%	5.1%
Adjusted Rivus Bond(3) v. Hartford Income Shares	0.85%	1.22%	3.53%	4.71%	8.96%	3.54%	1.95%

(1)  This is historical information and should not be construed as indicative of any likely future performance

(2)  Source – BNY Mellon Asset Servicing, the Fund’s administrator, for all periods except 5-year and 10-year returns, which are from Lipper Inc.

(3)  The Fund’s performance for the 1-year, 3-year, 5-year and 10-year historical periods shown was negatively impacted by the 4.79% dilution of net asset value resulting from the rights offering during the September 2009 quarter. In addition to the impact from the September 2009 rights offering, the 10-year performance was also negatively impacted by the 4.5% dilution of net asset value resulting from the rights offering during the December 2003 quarter.  Adjusted Rivus Bond returns for such periods are estimated.

(4)  Source – Lipper Inc.

Comparison of Discounts or Premiums of Market Price to Net Asset Value

(as a Percentage of Net Asset Value)

	7/31/10	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03	6/30/02	6/30/01
Rivus Bond(1)	-9.2%	-9.5%	-9.5%	-9.9%	-8.8%	-12.2%	-10.0%	-12.8%	-2.6%	-4.2%	-5.3%
Hartford Income Shares(1)	-6.7%	- 6.1%	- 6.2%	- 7.8%	- 1.4%	- 3.3%	- 5.6%	- 8.5%	- 5.8%	- 0.6%	0.9%

(1)  Source – Lipper Inc.

A copy of the Rivus Bond Fund’s Annual Shareholder Report for the fiscal year ended March 31, 2010 is included with this Notice.  To the extent the information in the Notice and Proxy Statement has not been amended by this letter, such information remains applicable to this solicitation of proxies and the Meeting.  If you have not previously received the Proxy Statement, a copy is included with this notice.  If you previously received the Proxy Statement but would like another copy, please call 1-866-408-8079. In addition, the Proxy Statement is available online at http://www.proxy-direct.com/hrt21223/.

•                  IF YOU HAVE NOT PREVIOUSLY VOTED YOUR SHARES, it is important that you cast your vote now by utilizing the options provided on the enclosed proxy card or by calling the proxy soliciting agent at 1-866-408-8079 Monday through Friday between 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time to speak with one of the representatives to assist you with the voting process.

The Board of Directors of the Fund recommends a vote “FOR” the proposal.

Remember, your vote counts.  Please vote today.

Thank you for your prompt attention to this matter.

Sincerely,

The Hartford Income Shares Fund, Inc.